Share capital (Narrative) (Details) $ in Thousands					12 Months Ended
	Sep. 22, 2023 USD ($)	Mar. 24, 2023 USD ($)	Sep. 23, 2022 USD ($)	Mar. 25, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)
Disclosure of classes of share capital [line items]
Dividends declared, amount per share | $ / shares					$ 0.01		$ 0.01
Dividends paid	$ 2,555	$ 1,908	$ 1,972	$ 2,075		$ 4,463		$ 4,047
Proceeds on flow-through shares, net of share issuance cost						14,424		$ 0
Flow-through share liability					$ 4,258	$ 4,258
Share capital [Member]
Disclosure of classes of share capital [line items]
Flow through shares, net of share issuance costs (shares) | shares						1,960,000